Valuation And Qualifying Accounts (Details) (USD $)	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 1,362,530		$ 1,055,261		$ 1,458,372
Additions (Deductions) Charged to Cost and Expenses	1,471,510		502,723		423,571
Deductions from Allowance	1,056,559		195,454		826,682
Balance at End of Period	1,777,481		1,362,530		1,055,261
Inventory Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,903,448		884,094		734,827
Additions (Deductions) Charged to Cost and Expenses	1,060,157		1,085,270		149,267
Deductions, Shrinkage and Obsolescence	46,946		65,916
Balance at End of Period	2,916,659		1,903,448		884,094
Computer Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	843,876	[1]	1,022,147	[1]	778,789	[1]
Additions (Deductions) Charged to Cost and Expenses	219,409	[1]	(178,271)	[1]	243,358	[1]
Deductions, Shrinkage and Obsolescence		[1]		[1]		[1]
Balance at End of Period	1,063,285	[1]	843,876	[1]	1,022,147	[1]
Income Tax Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	820,213		746,726		610,954
Additions to Net Deferred Tax Assets Allowance	95,732		73,487		135,772
Deductions in Net Deferred Tax Asset Allowance
Balance at End of Period	$ 915,945		$ 820,213		$ 746,726

[1]	A reserve account is maintained against potential shrinkage and obsolescence for those computers provided to our students. The reserve is calculated based upon several factors including historical percentages, the net book value and remaining useful life. During fiscal year 2011, certain computers were written off against the reserve.